Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Income (Loss) Attributable to Harvest

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Operating Segment Net Income (Loss)
Venezuela	$39,076	$12,956
Indonesia	(1,978)	(2,856)
Gabon	(2,146)	(1,425)
United States	1,486	(4,288)

Operating segment net income (loss)	36,438	4,387
Discontinued operations	(341)	(5,427)

Net income (loss) attributable to Harvest	$36,097	$(1,040)

	2012	2011	2010
		(in thousands)
		(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Segment Income (Loss) Attributable to Harvest
Venezuela	$51,584	$54,974	$49,158
Indonesia	(7,984)	(47,688)	(6,265)
Gabon	(6,842)	(7,988)	(1,642)
United States	(34,559)	(29,583)	(28,636)

Net income (loss) from continuing operations(a)	2,199	(30,285)	12,615
Discontinued operations:
Oman	(12,711)	(11,371)	(1,952)
Antelope Project	(1,699)	97,616	3,712

Net income (loss) from discontinued operations	(14,410)	86,245	1,760

Net income (loss) attributable to Harvest	$(12,211)	$55,960	$14,375

(a)	Includes net income attributable to noncontrolling interest.

Operating Segment Assets

	March 31, 2013	December 31, 2012
	(in thousands)
Operating Segment Assets
Venezuela	$465,767	$416,792
Indonesia	10,569	10,959
Gabon	113,598	80,908
United States	303,653	307,703
Discontinued operations	168	313

	893,755	816,675
Intersegment eliminations	(264,718)	(219,838)

	$629,037	$596,837

	December 31,
	2012	2011
	(in thousands)
		(RESTATED- SEE NOTE 3)
Operating Segment Assets
Venezuela	$416,792	$348,802
Indonesia	10,959	14,593
Gabon	80,908	55,505
United States	307,703	259,856
Discontinued operations — Oman	313	7,152

	816,675	685,908
Intersegment eliminations	(219,838)	(178,705)

Total Assets	$596,837	$507,203